CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details Narrative)	Dec. 31, 2023 USD ($)
Condensed Financial Information Disclosure [Abstract]
Restricted net assets of consolidated subsidiaries	$ 52,924
Restricted net assets of consolidated subsidiaries	25.00%